1933 Act/Rule 497(j)


                                         April 6, 1999



VIA EDGAR

Securities and Exchange Commission
450 Fifth Street, NW
Washington, DC 20549


RE:      Phoenix Multi-Portfolio Fund
         Registration No. 33-19423


To the Commission Staff:

         In accordance with Rule 497(j) of the Securities Act of 1933, as amended, the undersigned certifies that the form of Prospectus and Statement of Additional Information that would have been filed under Rule 497(e) did not differ from that contained in the registration statement for such registrant, filed electronically on March 30, 1999.


                                         Very truly yours,


                                         /s/ Pamela S. Sinofsky
                                         Pamela S. Sinofsky
                                         Phoenix Investment Partners, Ltd.